LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOSS BEFORE TAXATION
Cost of inventories recognized as an expense	¥ 148,929	¥ 208,991	¥ 246,255
Depreciation expenses	96	12	12
Amortization of land use rights	0	0	0
Right-of-use asset amortization charge	14,067	13,082	12,187
Auditor's remuneration [abstract]
Audit fees	1,898	1,951	1,689
Audit-related fees	0	0	0
Auditor's remuneration	1,898	1,951	1,689
Interest expense on lease liability	2,166	2,746	315
Total employee benefit expenses	13,735	19,427	33,302
Directors
Auditor's remuneration [abstract]
salaries and related cost	1,656	1,457	1,747
retirement scheme contribution	16	16	16
share-based payments	0	0	0
Key Management Personnel
Auditor's remuneration [abstract]
salaries and related cost	639	693	671
retirement scheme contribution	23	25	20
share-based payments	1,835	1,135	622
Research And Development Personnel
Auditor's remuneration [abstract]
salaries and related cost	644	240	313
retirement scheme contribution	111	44	45
Other Personnel
Auditor's remuneration [abstract]
salaries and related cost	7,493	13,351	26,001
retirement scheme contribution	¥ 1,318	¥ 2,466	¥ 3,867